Distribution Date: Nov 27, 2006
DISTRIBUTION PACKAGE
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Package Includes: *
Issuance Dates
Issuance Parties
Contact
First Distribution Date:
Settlement Date:
Cutoff Date:
Servicer(s):
Certificate Insurer(s):
Underwriter(s):
Name:
Title:
Phone:
Mobile:
Fax:
Email:
Address:
Website:
* The Trustee, at the direction of the Depositor, and based upon information provided in the Mortgage Loan Schedule or by the Servicer, is furnishing this information to each Certificateholder. The Depositor and/or the Servicer may discontinue the furnishing of this Supplemental Report (other than the Payment Date Statement), or may change its format, at any time and without notice to any Certificateholder.
While the above parties have undertaken efforts to ensure the reasonable accuracy of this information, this information has not been audited and the parties make no representation as to the accuracy or completeness of the information.
60 Livingston Ave, St. Paul, MN 55107
www.usbank.com
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
N/A
Wilshire Credit Corporation
October 25, 2006
September 26, 2006
September 01, 2006
Merrill Lynch, Pierce, Fenner & Smith
Incorporated
- Payment Date Statement

- Remittance Summary Group

- Mortgage Loan Characteristics

- Delinquency Report

- Delinquency History Report - Six Months

- CPR/CDR History Report - Six Months

- Bankruptcy Loan Detail Report

- Foreclosure Loan Detail Report

- REO Loan Detail Report

- Prepayment & Liquidation Loan Detail Report

- Material Modifications Loan Detail Report

- Material Breaches Loan Detail Report

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Nov-06
Determination Date 15-Nov-06 Accrual Periods: Begin End
Record Date - Physical Certificates 31-Oct-06 Libor Certificates 10/25/2006 11/26/2006
Record Date - non Physical Certificates 31-Oct-06
Payment Detail:
Pass
Applied
Interest
Through
Original
Beginning
Principal
Interest
Total
Realized
Carryforward
Ending
Class
Rate
Balance
Balance (1)
Paid
Paid
Paid
Losses
Amount Paid
Balance (1)
A1 5.48000% $190,723,000.00 $189,121,980.41 $2,875,908.03 $950,022.75 $3,825,930.78 N/A $0.00 $186,246,072.38
A-2A 5.37000% $75,241,000.00 $74,509,761.43 $2,748,559.89 $366,774.30 $3,115,334.19 N/A $0.00 $71,761,201.54
A-2B 5.47000% $85,674,000.00 $85,674,000.00 $0.00 $429,583.72 $429,583.72 N/A $0.00 $85,674,000.00
A-2C 5.56000% $20,449,000.00 $20,449,000.00 $0.00 $104,221.74 $104,221.74 N/A $0.00 $20,449,000.00
M-1 5.62000% $9,987,000.00 $9,987,000.00 $0.00 $51,449.70 $51,449.70 $0.00 $0.00 $9,987,000.00
M-2 5.63000% $9,350,000.00 $9,350,000.00 $0.00 $48,253.79 $48,253.79 $0.00 $0.00 $9,350,000.00
M-3 5.64000% $5,737,000.00 $5,737,000.00 $0.00 $29,660.29 $29,660.29 $0.00 $0.00 $5,737,000.00
M-4 5.70000% $4,887,000.00 $4,887,000.00 $0.00 $25,534.58 $25,534.58 $0.00 $0.00 $4,887,000.00
M-5 5.73000% $4,250,000.00 $4,250,000.00 $0.00 $22,323.13 $22,323.13 $0.00 $0.00 $4,250,000.00
M-6 5.78000% $3,400,000.00 $3,400,000.00 $0.00 $18,014.33 $18,014.33 $0.00 $0.00 $3,400,000.00
B-1 6.12000% $2,550,000.00 $2,550,000.00 $0.00 $14,305.50 $14,305.50 $0.00 $0.00 $2,550,000.00
B-2 6.20088% $2,550,000.00 $2,550,000.00 $0.00 $14,656.12 $14,656.12 $0.00 $0.00 $2,550,000.00
B-3 6.20088% $4,250,000.00 $4,250,000.00 $0.00 $27,933.13 $27,933.13 $0.00 $0.00 $4,250,000.00
C N/A $5,951,900.00 $5,950,000.00 $0.00 $677,764.00 $677,764.00 N/A $0.00 $5,950,000.00
P N/A $0.00 $0.00 $0.00 $49,674.63 $49,674.63 N/A $0.00 $0.00
R 5.48000% $100.00 $0.00 $0.00 $0.00 $0.00 N/A $0.00 $0.00
Totals: $419,048,100.00 $416,715,741.84 $5,624,467.92 $2,830,171.71 $8,454,639.63 $0.00 $0.00 $411,091,273.92
(1) Class C & Class P Certificates reflect Notional Collateral Amounts
Amounts Per 1,000:
Interest
Realized
Beginning
Principal
Interest
Carry-forward
Losses/
Ending
Class
Cusip
Balance
Paid
Paid
Amount Paid
Writedown
Balance
Index
Value
A1 84751XAA0 $991.60552429 $15.07897857 $4.98116509 $0.00000000 $0.00000000 $976.52654572 LIBOR 5.32000%
A-2A 84751XAB8 $990.28138156 $36.53008187 $4.87466009 $0.00000000 $0.00000000 $953.75129969 CAP LIBOR 5.32000%
A-2B 84751XAC6 $1,000.00000000 $0.00000000 $5.01416673 $0.00000000 $0.00000000 $1,000.00000000
A-2C 84751XAD4 $1,000.00000000 $0.00000000 $5.09666683 $0.00000000 $0.00000000 $1,000.00000000
M-1 84751XAE2 $1,000.00000000 $0.00000000 $5.15166717 $0.00000000 $0.00000000 $1,000.00000000
M-2 84751XAF9 $1,000.00000000 $0.00000000 $5.16083316 $0.00000000 $0.00000000 $1,000.00000000
M-3 84751XAG7 $1,000.00000000 $0.00000000 $5.17000000 $0.00000000 $0.00000000 $1,000.00000000
M-4 84751XAH5 $1,000.00000000 $0.00000000 $5.22500102 $0.00000000 $0.00000000 $1,000.00000000
M-5 84751XAJ1 $1,000.00000000 $0.00000000 $5.25250118 $0.00000000 $0.00000000 $1,000.00000000
M-6 84751XAK8 $1,000.00000000 $0.00000000 $5.29833235 $0.00000000 $0.00000000 $1,000.00000000
B-1 84751XAL6 $1,000.00000000 $0.00000000 $5.61000000 $0.00000000 $0.00000000 $1,000.00000000
B-2 84751XAM4 $1,000.00000000 $0.00000000 $5.74749804 $0.00000000 $0.00000000 $1,000.00000000
B-3 84751XAN2 $1,000.00000000 $0.00000000 $6.57250118 $0.00000000 $0.00000000 $1,000.00000000
C 54751XAP7 $999.68077421 $0.00000000 $113.87355298 $0.00000000 $0.00000000 $999.68077421
P 84751XAQ5 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
R 84751XAR3 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000 $0.00000000
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Nov-06
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS
Interest Detail:
Index +
Interest
Interest
Interest
Non-Supported
Floating
Floating
Margin or
Accrued @
Carryforward
Carryforward
Interest
Rate Certificate
Rate Certificate
Class
Fix Rate
PT Rate (1)
Amount
Amount Remaining
Shortfall
Carryover Paid
Carryover Remaining
A1 5.48000% $950,022.75 $0.00 $0.00 $0.00 $0.00 $0.00
A-2A 5.37000% $366,774.30 $0.00 $0.00 $0.00 $0.00 $0.00
A-2B 5.47000% $429,583.72 $0.00 $0.00 $0.00 $0.00 $0.00
A-2C 5.56000% $104,221.74 $0.00 $0.00 $0.00 $0.00 $0.00
M-1 5.62000% $51,449.70 $0.00 $0.00 $0.00 $0.00 $0.00
M-2 5.63000% $48,253.79 $0.00 $0.00 $0.00 $0.00 $0.00
M-3 5.64000% $29,660.29 $0.00 $0.00 $0.00 $0.00 $0.00
M-4 5.70000% $25,534.58 $0.00 $0.00 $0.00 $0.00 $0.00
M-5 5.73000% $22,323.13 $0.00 $0.00 $0.00 $0.00 $0.00
M-6 5.78000% $18,014.33 $0.00 $0.00 $0.00 $0.00 $0.00
B-1 6.12000% $14,305.50 $0.00 $0.00 $0.00 $0.00 $0.00
B-2 6.27000% $14,494.56 $0.00 $0.00 $0.00 $161.56 ($0.00)
B-3 7.17000% $24,157.60 $0.00 $0.00 $0.00 $3,775.53 $0.00
(1) Includes interest shortfalls from previous payments dates plus interest thereon

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Nov-06
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS
Prefunding Account
Totals Group 1 Group 2
Reconciliation:
Beginning Balance 104,999,131.05 53,820,036.01 51,179,095.04 Available funds (A):
Withdrawal: Subsequent Transfer 69,165,613.32 35,480,258.33 33,685,354.99 Servicer remittance 7,964,562.06
Withdrawal: certificate principal (53.47) (15.82) (37.65) Funds from Capitalized Interest Account 490,077.57
Ending Balance 35,833,571.20 18,339,793.50 17,493,777.70 Amounts received from A-1 Cap Contract 0.00
Count of Prefunding Loans 322.00 165.00 157.00 Amounts received from A-2A Cap Contract 0.00
Amounts received from Subordinated Certificate Cap Contract 0.00
Ending Collateral Balance 417,041,273.92 213,366,462.27 203,674,811.65 Net Payments to Trust from Swap Counterparty 0.00
8,454,639.63
Capitalized Interest Account:
Beginning Balance
486,447.72 Distributions (B): 0.00
Withdrawal: Capitalized Interest Requirement 111,979.75 Total interest distributed 2,830,171.71
Withdrawal: Remaining Cap Interest Distributed per PSA 374,467.97 Total principal distributed 5,624,467.92
Ending Balance 0.00 Net Payments to Counterparty from Swap Trust 0.00
Investment Income to Class C 3,629.85 8,454,639.63
Supplemental Interest Trust:
(A) - (B): 0.00
Deposit: Investment Income 0.00
Deposit: Net Counterparty Payment 0.00
Aggregate Losses:
Deposit: Counterparty Termination Payment 0.00 Cumulative Realized Losses 0.00
Deposit / Withdrawal : Net Trust Payment to Counterparty 0.00 Cumulative Liquidated Loan Balance 0.00
Deposit / Withdrawal : Trust Termination Payment to Counterparty 0.00 Cumulative Recoveries 0.00
Withdrawal : to pay interest on certificates 0.00 Cumulative Applied Realized Losses 0.00
Withdrawal : to Principal Remittance, Net Realized Losses 0.00
Withdrawal : to pay Deferred Amounts 0.00
Miscellaneous:
Withdrawal : to X, remaining amounts 0.00 Current Advances 2,021,117.86
Outstanding Advances 2,165,843.75
Advances Recovered 0.00
Number of Loans with Relief Act Shortfall 0.00
Cumulative Prepayment Penalties 71,548.60
Investment Income earned on the Cert. Account 570.68
DELINQUENCY COUNT
Count Scheduled Balance Delq% Count Scheduled Balance Delq% Count Scheduled Balance Delq%
30 Days 15 4,223,467.29 1.107918% 8 1,928,996.03 0.506022% 7 2,294,471.26 0.601895%
60 Days 10 2,008,938.55 0.526993% 6 947,162.19 0.248464% 4 1,061,776.36 0.278530%
90+ Days 1 75,869.27 0.019902% 1 75,869.27 0.019902% 0 - 0.000000%
Total 26 6,308,275.11 1.654813% 15 2,952,027.49 0.774388% 11 3,356,247.62 0.880425%
Bankruptcy 2 307,608.46 0.080693% 0 - 0.000000% 2 307,608.46 0.080693%
Foreclosure 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
REO 0 - 0.000000% 0 - 0.000000% 0 - 0.000000%
(1) All Delinquencies are reported on an OTS basis
(2) 30 Day/60 Day/90+ Past Due Totals do not Include Bankruptcy and Foreclosure loans
COLLATERAL DELINQUENCY SUMMARY-GROUP
ACCOUNT ACTIVITY
TOTAL Group 1 Group 2

Contact:
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Distribution Date
27-Nov-06
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3
STATEMENT TO CERTIFICATEHOLDERS
Stepdown Trigger Event:
Stepdown Date:
Relevant information: Relevant information:
A) Current Balance of Loans 60+ days delinq, Bankruptcies, Foreclosures and REOs 2,392,416.28 Class A and R Balances 369,754,741.84
B) Ending Collateral Balance 417,041,273.92 75.10% of Stated Balance 290,511,000.31
C) Current Delinquency Rate (A/B) 0.574%
D) 37.35% 37.350% Earlier of:
F) Required Percentage % 51.110% 1) Class A & R Paydown NO
G) Applicable % multiplied by Required Percentage % 19.090% 2.) The later of:
H) Aggregate Realized Losses 0.00 A) First payment date when Class A is reduced to less than or equal to
I) Original Collateral Balance 425,000,000.00 75.10% of Stated Balance. NO
J) Cumulative Loss % ( H /I) 0.000% B) October 2009 NO
K) Stepdown Required Loss Percentage 100.000%
NO
A StepdownTrigger Event will occur if either (1) or (2) is True:
Excess interest distributions:
1) Current Delq. Rate equals or exceeds applicable % multiplied by Required % NO Excess available interest (A): 299,666.18
2) Cumulative Loss % exceeds Stepdown Required Loss Percentage (J > K).
NO
NO
1) Extra Principal Distribution Amount to certificates 0.00
a) from Group 1 0.00
Overcollateralization
a) from Group 2 0.00
Ending Overcollateralization Amount $5,950,000.00 2) Unpaid Interest Shortfall Amount 0.00
Targeted Overcollateralization Amount $5,950,000.00 3) Allocated Realized Loss Amount 0.00
Overcollateralization Deficiency Amount $0.00 4) Unpaid Net PPIS & RAIS 0.00
Overcollaterlization Release Amount $53.47 5) Remaining Amounts to C 299,666.18
(B): 299,666.18
(A)-(B): 0.00
CREDIT ENHANCEMENT AND TRIGGERS

Contact:
Derek Klein
Account Administrator
651-495-3849
Determination Date 27-Nov-06 derek.klein@usbank.com
TOTAL Group1 Group2
POOL BALANCE INFORMATION:
Beginning Balance 386,832,224.11 197,902,604.14 188,929,619.97
Less: Principal Remittance 5,624,521.39 2,875,935.37 2,748,586.02
Plus: Net Substitution Adjustment 0.00 0.00 0.00
Less: Net Realized Losses 0.00 0.00 0.00
Ending Balance 381,207,702.72 195,026,668.77 186,181,033.95
PRINCIPAL REMITTANCE:
Scheduled Principal 160,930.25 92,862.42 68,067.83
Prepayments 5,426,778.43 2,774,432.18 2,652,346.25
Curtailments 36,812.71 8,640.77 28,171.94
Net Liquidation Proceeds 0.00 0.00 0.00
Repurchase Principal 0.00 0.00 0.00
Total Principal Remittance (A) 5,624,521.39 2,875,935.37 2,748,586.02
INTEREST REMITTANCE:
Gross Interest 2,451,686.16 1,255,748.95 1,195,937.21
Less: Total Retained Fees 161,180.12 82,459.40 78,720.72
Less: Deferred Interest 0.00 0.00 0.00
Less: Relief Act Interest Shortfall 0.00 0.00 0.00
Less: Net Prepayment Interest Shortfall 0.00 0.00 0.00
Less: Net Nonrecoverable Advances 140.00 140.00 0.00
Less: Interest Loss 0.00 0.00 0.00
Net Interest Remittance From Servicer(s) (B) 2,290,366.04 1,173,149.55 1,117,216.49
Prepayment Premiums (C) 49,674.63 22,024.54 27,650.09
Other Funds (D) 0.00 0.00 0.00
REMITTANCE TO TRUST A+B+C+D):
7,964,562.06
4,071,109.46
3,893,452.60
OTHER INFORMATION:
Beginning Loan Count 1,749 996 753
Less: Paid in Full 25.00 13.00 12.00
Less: Liquidated 0.00 0.00 0.00
Less: Repurchased 0.00 0.00 0.00
Plus: Substitute In 0.00 0.00 0.00
Less: Substitute Out 0.00 0.00 0.00
Ending Loan Count 1,724 983 741
Weighted Average Coupon 7.60543 7.61435 7.59608
Weighted Average Net Coupon 7.10543 7.11435 7.09608
Liquidated Loan Principal Balance 0.00 0.00 0.00
Subsequent Recovery Amount 0.00 0.00 0.00
Loans w/ Prepayment Penalties -Count 12 6 6
Loans w/ Prepayment Penalties - Balance 2,386,695.55 1,273,266.97 1,113,428.58
Ending Pool Factor 0.97955 0.97755 0.98165
NON-RETAINED FEES:
Excess Servicing Fee 0.00 0.00 0.00
RETAINED FEES:
Servicing Fee 161,180.12 82,459.40 78,720.72
LPMI 0.00 0.00 0.00
Special Servicing Fee 0.00 0.00 0.00
Additional Master Servicing Fee 0.00 0.00 0.00
Backup Servicing Fee 0.00 0.00 0.00
Supplemental Insurance Fee 0.00 0.00 0.00
COLLATERAL / REMITTANCE SUMMARY - GROUP
Specialty Underwriting and Residential Finance Trust
Specialty Underwriting and Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series 2006-AB3

Distribution Date: Nov 27, 2006
COLLATERAL / REMITTANCE SUMMARY - GROUP
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
POOL BALANCE INFORMATION:
Beginning Balance
Less: Principal Remittance
Plus: Negative Amortization
Plus: Draws (If Applicable)
Less: Net Realized Losses
Ending Balance
BLANK
PRINCIPAL REMITTANCE:
Scheduled Principal
Prepayments
Curtailments
Net Liquidation Proceeds
Repurchase Principal
Total Principal Remittance (A)
BLANK
INTEREST REMITTANCE:
Gross Interest
Less: Total Retained Fees
Less: Deferred Interest
Less: Relief Act Interest Shortfall
Less: Net Prepayment Interest Shortfall
Less: Net Nonrecoverable Advances
Less: Interest Loss
Net Interest Remittance From Servicer(s) (B)
BLANK
Prepayment Premiums (C)
Other Funds (D)
BLANK
REMITTANCE TO TRUST (A+B+C+D):
BLANK
OTHER INFORMATION:
Beginning Loan Count
Ending Loan Count
Ending Pool Factor
BLANK
Weighted Average Coupon
Weighted Average Net Coupon
Weighted Average Maximum Net Coupon
BLANK
Liquidated Loans - Balance
Negative Amortization - Count
Negative Amortization - Balance
Substitution In Loans
Substitution Out Loans
Substitution Adjustment - Principal
Loans w/ Prepayment Penalties - Balance
Loans w/ Prepayment Penalties - Count
Repurchase Loans - Count
Net Recoveries
BLANK
NON-RETAINED FEES:
Excess Servicing Fee
BLANK
RETAINED FEES:
Servicing Fee
LPMI
Special Servicing Fee
Additional Master Servicing Fee
Backup Servicing Fee
Supplemental Insurance Fee
386,832,224.11
5,624,521.39
0.00
381,207,702.72
160,930.25
5,426,778.43
36,812.71
0.00
0.00
5,624,521.39
2,451,686.16
161,180.12
0.00
0.00
0.00
140.00
0.00
2,290,366.04
49,674.63
0.00
7,964,562.06
1,749
1,724
0.9795491649
7.60543%
7.10543%
11.82338%
0.00
0.00
0.00
0.00
2,386,695.55
12
0
0.00
0.00
161,180.12
0.00
0.00
0.00
0.00
0.00
197,902,604.14
2,875,935.37
0.00
195,026,668.77
92,862.42
2,774,432.18
8,640.77
0.00
0.00
2,875,935.37
1,255,748.95
82,459.40
0.00
0.00
0.00
140.00
0.00
1,173,149.55
22,024.54
0.00
4,071,109.46
996
983
0.9775526496
7.61435%
7.11435%
11.80575%
0.00
0.00
0.00
0.00
1,273,266.97
6
0
0.00
0.00
82,459.40
0.00
0.00
0.00
0.00
0.00
188,929,619.97
2,748,586.02
0.00
186,181,033.95
68,067.83
2,652,346.25
28,171.94
0.00
0.00
2,748,586.02
1,195,937.21
78,720.72
0.00
0.00
0.00
0.00
0.00
1,117,216.49
27,650.09
0.00
3,893,452.60
753
741
0.9816493009
7.59608%
7.09608%
11.84186%
0.00
0.00
0.00
0.00
1,113,428.58
6
0
0.00
0.00
78,720.72
0.00
0.00
0.00
0.00
0.00

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance
%
Count
Balance
%
Count
Balance
%
0K to 99.99K
276 21,112,081.06 5.54% 149 11,531,486.88 5.91% 127 9,580,594.18 5.15%
100K to 199.99K
660 97,919,154.43 25.69% 421 62,837,897.70 32.22% 239 35,081,256.73 18.84%
200K to 299.99K
410 101,534,035.91 26.63% 267 66,169,566.75 33.93% 143 35,364,469.16 18.99%
300K to 399.99K
185 63,886,974.99 16.76% 107 36,931,095.50 18.94% 78 26,955,879.49 14.48%
400K to 499.99K
119 53,095,733.55 13.93% 33 14,125,331.08 7.24% 86 38,970,402.47 20.93%
500K to 599.99K
51 27,896,201.79 7.32% 4 2,128,684.71 1.09% 47 25,767,517.08 13.84%
600K to 699.99K
16 10,104,097.73 2.65% 2 1,302,606.15 0.67% 14 8,801,491.58 4.73%
700K to 799.99K
4 2,942,491.30 0.77% 0 0.00 0.00% 4 2,942,491.30 1.58%
800K to 899.99K
2 1,736,931.96 0.46% 0 0.00 0.00% 2 1,736,931.96 0.93%
900K to 999.99K
1 980,000.00 0.26% 0 0.00 0.00% 1 980,000.00 0.53%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Remaining Principal Balance
Balance
0.00M
10.00M
20.00M
30.00M
40.00M
50.00M
60.00M
70.00M
Group 1
Group 2
0K to 99.99K 100K to 199.99K 200K to 299.99K 300K to 399.99K 400K to 499.99K 500K to 599.99K 600K to 699.99K 700K to 799.99K 800K to 899.99K
900K to 999.99K
Balance

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
5.50% - 5.99%
7 3,008,501.07 0.79% 2 739,744.38 0.38% 5 2,268,756.69 1.22%
6.00% - 6.49%
114 35,789,708.77 9.39% 63 16,722,389.61 8.57% 51 19,067,319.16 10.24%
6.50% - 6.99%
293 81,137,906.35 21.28% 179 44,112,330.98 22.62% 114 37,025,575.37 19.89%
7.00% - 7.49%
275 59,227,886.46 15.54% 162 32,364,581.79 16.59% 113 26,863,304.67 14.43%
7.50% - 7.99%
404 85,965,259.38 22.55% 226 43,845,998.43 22.48% 178 42,119,260.95 22.62%
8.00% - 8.49%
233 45,898,086.31 12.04% 108 20,618,110.56 10.57% 125 25,279,975.75 13.58%
8.50% - 8.99%
258 49,447,265.50 12.97% 156 24,577,006.73 12.60% 102 24,870,258.77 13.36%
9.00% - 9.49%
71 10,688,876.28 2.80% 43 6,491,070.43 3.33% 28 4,197,805.85 2.25%
9.50% - 9.99%
47 7,435,270.93 1.95% 29 3,840,575.81 1.97% 18 3,594,695.12 1.93%
10.00% - 10.49%
10 1,515,468.09 0.40% 6 868,517.59 0.45% 4 646,950.50 0.35%
10.50% - 10.99%
6 589,977.92 0.15% 4 475,716.36 0.24% 2 114,261.56 0.06%
11.00% - 11.49%
5 464,582.96 0.12% 4 331,713.40 0.17% 1 132,869.56 0.07%
11.50% - 11.99%
1 38,912.70 0.01% 1 38,912.70 0.02% 0 0.00 0.00%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Gross Rate
Gross Rate
Group 1 Weighted Average Rate: 7.61%
Group 2 Weighted Average Rate: 7.59%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2.00% - 2.99%
143 29,624,435.63 10.12% 4 628,974.85 0.43% 139 28,995,460.78 19.79%
3.00% - 3.99%
68 12,793,335.81 4.37% 56 9,539,619.83 6.53% 12 3,253,715.98 2.22%
4.00% - 4.99%
233 64,497,438.86 22.04% 145 33,654,647.47 23.03% 88 30,842,791.39 21.05%
5.00% - 5.99%
428 100,317,677.68 34.28% 275 54,794,105.52 37.50% 153 45,523,572.16 31.08%
6.00% - 6.99%
315 66,819,733.12 22.84% 198 36,610,535.48 25.06% 117 30,209,197.64 20.62%
7.00% - 7.99%
90 17,193,971.14 5.88% 58 9,976,128.54 6.83% 32 7,217,842.60 4.93%
8.00% - 8.99%
9 1,058,006.45 0.36% 6 751,471.15 0.51% 3 306,535.30 0.21%
9.00% - 9.99%
4 306,543.75 0.10% 2 162,678.48 0.11% 2 143,865.27 0.10%
Total
1,290
292,611,142.44
100.00%
744
146,118,161.32
100.00%
546
146,492,981.12
100.00%
Gross Margins
Margin
Group 1 Weighted Average Margin: 5.56%
Group 2 Weighted Average Margin: 4.96%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1.00% - 1.99%
2 163,804.47 0.06% 0 0.00 0.00% 2 163,804.47 0.11%
2.00% - 2.99%
129 26,884,072.01 9.19% 0 0.00 0.00% 129 26,884,072.01 18.35%
3.00% - 3.99%
42 5,853,487.75 2.00% 35 4,411,406.81 3.02% 7 1,442,080.94 0.98%
4.00% - 4.99%
41 7,797,321.74 2.66% 31 5,278,518.17 3.61% 10 2,518,803.57 1.72%
5.00% - 5.99%
44 11,777,123.53 4.02% 23 4,777,485.64 3.27% 21 6,999,637.89 4.78%
6.00% - 6.99%
257 73,540,002.43 25.13% 161 38,979,425.96 26.68% 96 34,560,576.47 23.59%
7.00% - 7.99%
412 95,629,093.96 32.68% 275 55,051,412.78 37.68% 137 40,577,681.18 27.70%
8.00% - 8.99%
279 57,661,916.69 19.71% 162 29,565,979.66 20.23% 117 28,095,937.03 19.18%
9.00% - 9.99%
70 11,747,407.39 4.01% 45 6,661,351.91 4.56% 25 5,086,055.48 3.47%
10.00% - 10.99%
9 1,186,286.37 0.41% 7 1,021,954.29 0.70% 2 164,332.08 0.11%
11.00% - 11.99%
5 370,626.10 0.13% 5 370,626.10 0.25% 0 0.00 0.00%
Total
1,290
292,611,142.44
100.00%
744
146,118,161.32
100.00%
546
146,492,981.12
100.00%
Lifetime Rate Floors
Floor
Group 1 Weighted Average Lifetime Rate Floor: 7.31%
Group 2 Weighted Average Lifetime Rate Floor: 6.43%

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
9.00% - 9.99%
1 66,315.03 0.02% 0 0.00 0.00% 1 66,315.03 0.05%
11.00% - 11.99%
11 3,453,589.72 1.18% 1 358,673.60 0.25% 10 3,094,916.12 2.11%
12.00% - 12.99%
255 72,195,949.69 24.67% 118 30,715,427.43 21.02% 137 41,480,522.26 28.32%
13.00% - 13.99%
436 102,194,054.97 34.92% 245 49,929,644.28 34.17% 191 52,264,410.69 35.68%
14.00% - 14.99%
366 73,712,456.23 25.19% 250 44,157,911.83 30.22% 116 29,554,544.40 20.17%
15.00% - 15.99%
171 32,584,924.63 11.14% 92 15,381,150.01 10.53% 79 17,203,774.62 11.74%
16.00% - 16.99%
40 7,160,603.58 2.45% 28 4,332,105.58 2.96% 12 2,828,498.00 1.93%
17.00% - 17.99%
7 1,035,300.97 0.35% 7 1,035,300.97 0.71% 0 0.00 0.00%
18.00% - 18.99%
3 207,947.62 0.07% 3 207,947.62 0.14% 0 0.00 0.00%
Total
1,290
292,611,142.44
100.00%
744
146,118,161.32
100.00%
546
146,492,981.12
100.00%
Lifetime Rate Ceiling
Ceiling
Group 1 Weighted Average Lifetime Rate Ceiling: 13.99%
Group 2 Weighted Average Lifetime Rate Ceiling: 13.74%
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,236 285,456,971.92 97.56% 704 141,189,089.49 96.63% 532 144,267,882.43 98.48%
12
54 7,154,170.52 2.44% 40 4,929,071.83 3.37% 14 2,225,098.69 1.52%
Total
1,290
292,611,142.44
100.00%
744
146,118,161.32
100.00%
546
146,492,981.12
100.00%
Frequency of Interest Rate Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
6
1,236 285,456,971.92 97.56% 704 141,189,089.49 96.63% 532 144,267,882.43 98.48%
12
54 7,154,170.52 2.44% 40 4,929,071.83 3.37% 14 2,225,098.69 1.52%
Total
1,290
292,611,142.44
100.00%
744
146,118,161.32
100.00%
546
146,492,981.12
100.00%
Frequency of Payment Adjustments
Months
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
1 Year LIBOR
54 7,154,170.52 2.44% 40 4,929,071.83 3.37% 14 2,225,098.69 1.52%
6 Month LIBOR
1,236 285,456,971.92 97.56% 704 141,189,089.49 96.63% 532 144,267,882.43 98.48%
Total
1,290
292,611,142.44
100.00%
744
146,118,161.32
100.00%
546
146,492,981.12
100.00%
Indices
Index
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2 Units
75 17,308,626.16 4.54% 48 10,277,493.53 5.27% 27 7,031,132.63 3.78%
3 Units
29 8,991,588.05 2.36% 21 6,380,165.69 3.27% 8 2,611,422.36 1.40%
4 Units
11 3,700,679.95 0.97% 5 1,716,206.30 0.88% 6 1,984,473.65 1.07%
High Rise Condo
5 1,437,688.34 0.38% 3 642,117.09 0.33% 2 795,571.25 0.43%
Multifamily
2 397,592.22 0.10% 0 0.00 0.00% 2 397,592.22 0.21%
Other
108 21,359,007.79 5.60% 66 11,650,546.71 5.97% 42 9,708,461.08 5.21%
Planned Unit Development
220 58,107,757.35 15.24% 101 23,488,407.45 12.04% 119 34,619,349.90 18.59%
Row House
13 1,317,235.65 0.35% 12 1,263,736.80 0.65% 1 53,498.85 0.03%
Single Family
1,261 268,587,527.21 70.46% 727 139,607,995.20 71.58% 534 128,979,532.01 69.28%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Property Type
Type

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
2005
3 483,534.27 0.13% 1 166,596.23 0.09% 2 316,938.04 0.17%
2006
1,721 380,724,168.45 99.87% 982 194,860,072.54 99.91% 739 185,864,095.91 99.83%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Year of First Payment Date
Year
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
20.00%-24.99%
1 400,000.00 0.10% 0 0.00 0.00% 1 400,000.00 0.21%
25.00%-29.99%
6 1,385,973.29 0.36% 3 794,164.41 0.41% 3 591,808.88 0.32%
30.00%-34.99%
5 672,772.91 0.18% 4 622,946.60 0.32% 1 49,826.31 0.03%
35.00%-39.99%
11 1,496,440.73 0.39% 7 1,001,324.17 0.51% 4 495,116.56 0.27%
40.00%-44.99%
5 572,467.63 0.15% 3 391,163.66 0.20% 2 181,303.97 0.10%
45.00%-49.99%
20 3,847,795.63 1.01% 15 2,974,217.15 1.53% 5 873,578.48 0.47%
50.00%-54.99%
27 5,245,473.40 1.38% 20 3,612,910.68 1.85% 7 1,632,562.72 0.88%
55.00%-59.99%
37 9,566,212.31 2.51% 19 4,147,595.19 2.13% 18 5,418,617.12 2.91%
60.00%-64.99%
54 15,339,640.67 4.02% 28 6,754,490.11 3.46% 26 8,585,150.56 4.61%
65.00%-69.99%
45 10,981,894.25 2.88% 25 6,367,805.51 3.27% 20 4,614,088.74 2.48%
70.00%-74.99%
79 17,629,094.36 4.62% 53 11,334,674.53 5.81% 26 6,294,419.83 3.38%
75.00%-79.99%
125 30,396,916.21 7.97% 76 17,382,036.21 8.91% 49 13,014,880.00 6.99%
80.00%-84.99%
307 67,521,120.97 17.71% 181 37,608,085.43 19.28% 126 29,913,035.54 16.07%
85.00%-89.99%
104 28,812,760.14 7.56% 64 15,222,849.67 7.81% 40 13,589,910.47 7.30%
90.00%-94.99%
186 45,065,341.04 11.82% 121 26,523,396.60 13.60% 65 18,541,944.44 9.96%
95.00%-99.99%
131 26,303,201.74 6.90% 84 15,432,036.73 7.91% 47 10,871,165.01 5.84%
100.0%-105.0%
581 115,970,597.44 30.42% 280 44,856,972.12 23.00% 301 71,113,625.32 38.20%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Original LTV
LTV
Group 1 Weighted Average LTV: 84
Group 2 Weighted Average LTV: 87
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,111.73 0.01% 0 0.00 0.00% 1 51,111.73 0.03%
169 - 192
26 2,983,092.75 0.78% 13 1,271,938.42 0.65% 13 1,711,154.33 0.92%
217 - 240
10 1,154,691.85 0.30% 5 527,300.67 0.27% 5 627,391.18 0.34%
337 - 360
1,397 299,514,437.66 78.57% 786 151,518,158.21 77.69% 611 147,996,279.45 79.49%
457 - 480
181 46,618,945.19 12.23% 117 26,291,107.81 13.48% 64 20,327,837.38 10.92%
481 +
109 30,885,423.54 8.10% 62 15,418,163.66 7.91% 47 15,467,259.88 8.31%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Remaining Amortization Term
Month
Group 1 Weighted Average Remaining Amortization Months: 389
Group 2 Weighted Average Remaining Amortization Months: 387

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,111.73 0.01% 0 0.00 0.00% 1 51,111.73 0.03%
169 - 192
39 4,907,187.20 1.29% 18 1,852,711.64 0.95% 21 3,054,475.56 1.64%
217 - 240
10 1,154,691.85 0.30% 5 527,300.67 0.27% 5 627,391.18 0.34%
337 - 360
1,674 375,094,711.94 98.40% 960 192,646,656.46 98.78% 714 182,448,055.48 97.99%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Remaining Term to Maturity
Month
Group 1 Weighted Average Remaining Months: 354
Group 2 Weighted Average Remaining Months: 352
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,111.73 0.01% 0 0.00 0.00% 1 51,111.73 0.03%
169 - 192
26 2,983,092.75 0.78% 13 1,271,938.42 0.65% 13 1,711,154.33 0.92%
217 - 240
10 1,154,691.85 0.30% 5 527,300.67 0.27% 5 627,391.18 0.34%
337 - 360
1,397 299,514,437.66 78.57% 786 151,518,158.21 77.69% 611 147,996,279.45 79.49%
457 - 480
181 46,618,945.19 12.23% 117 26,291,107.81 13.48% 64 20,327,837.38 10.92%
481 +
109 30,885,423.54 8.10% 62 15,418,163.66 7.91% 47 15,467,259.88 8.31%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Original Amortization Term
Month
Group 1 Weighted Average Original Amortization Months: 394
Group 2 Weighted Average Original Amortization Months: 391
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
97 - 120
1 51,111.73 0.01% 0 0.00 0.00% 1 51,111.73 0.03%
169 - 192
39 4,907,187.20 1.29% 18 1,852,711.64 0.95% 21 3,054,475.56 1.64%
217 - 240
10 1,154,691.85 0.30% 5 527,300.67 0.27% 5 627,391.18 0.34%
337 - 360
1,674 375,094,711.94 98.40% 960 192,646,656.46 98.78% 714 182,448,055.48 97.99%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Original Remaining Term to Maturity
Month
Group 1 Weighted Average Original Remaining Months: 358
Group 2 Weighted Average Original Remaining Months: 357

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
TOTAL
Group 1
Group 2
Count
Balance ($)
%
Count
Balance ($)
%
Count
Balance ($)
%
ALABAMA
18 2,209,446.16 0.58% 8 860,928.74 0.44% 10 1,348,517.42 0.72%
ALASKA
1 94,643.02 0.02% 1 94,643.02 0.05% 0 0.00 0.00%
ARIZONA
97 19,131,090.82 5.02% 64 12,212,271.73 6.26% 33 6,918,819.09 3.72%
ARKANSAS
6 613,587.17 0.16% 4 361,430.30 0.19% 2 252,156.87 0.14%
CALIFORNIA
274 99,504,532.38 26.10% 132 39,983,313.16 20.50% 142 59,521,219.22 31.97%
COLORADO
36 6,493,568.85 1.70% 26 4,272,691.14 2.19% 10 2,220,877.71 1.19%
CONNECTICUT
35 8,413,210.99 2.21% 23 5,105,094.03 2.62% 12 3,308,116.96 1.78%
DELAWARE
6 1,388,086.69 0.36% 5 1,142,447.51 0.59% 1 245,639.18 0.13%
DISTRICT OF COLUMBIA
1 446,250.00 0.12% 0 0.00 0.00% 1 446,250.00 0.24%
FLORIDA
200 40,134,555.53 10.53% 94 17,993,271.10 9.23% 106 22,141,284.43 11.89%
GEORGIA
72 10,190,570.68 2.67% 25 3,429,145.56 1.76% 47 6,761,425.12 3.63%
HAWAII
1 269,387.75 0.07% 0 0.00 0.00% 1 269,387.75 0.14%
IDAHO
9 1,664,378.84 0.44% 3 463,494.83 0.24% 6 1,200,884.01 0.65%
ILLINOIS
64 13,588,863.95 3.56% 51 10,101,393.46 5.18% 13 3,487,470.49 1.87%
INDIANA
30 4,333,767.43 1.14% 19 2,179,258.65 1.12% 11 2,154,508.78 1.16%
IOWA
8 920,454.50 0.24% 3 315,861.65 0.16% 5 604,592.85 0.32%
KANSAS
5 528,293.60 0.14% 4 451,517.70 0.23% 1 76,775.90 0.04%
KENTUCKY
21 2,390,690.66 0.63% 12 1,276,288.88 0.65% 9 1,114,401.78 0.60%
LOUISIANA
16 2,109,676.72 0.55% 7 667,509.58 0.34% 9 1,442,167.14 0.77%
MAINE
6 918,840.52 0.24% 3 506,852.43 0.26% 3 411,988.09 0.22%
MARYLAND
106 27,492,445.10 7.21% 66 14,917,448.43 7.65% 40 12,574,996.67 6.75%
MASSACHUSETTS
35 9,199,748.77 2.41% 33 8,671,403.62 4.45% 2 528,345.15 0.28%
MICHIGAN
25 3,400,856.85 0.89% 16 2,289,635.55 1.17% 9 1,111,221.30 0.60%
MINNESOTA
31 5,769,279.06 1.51% 22 3,664,936.20 1.88% 9 2,104,342.86 1.13%
MISSISSIPPI
4 523,756.32 0.14% 1 143,260.73 0.07% 3 380,495.59 0.20%
MISSOURI
32 3,652,040.50 0.96% 18 1,886,864.55 0.97% 14 1,765,175.95 0.95%
MONTANA
2 605,827.87 0.16% 1 169,402.29 0.09% 1 436,425.58 0.23%
NEBRASKA
2 252,937.08 0.07% 0 0.00 0.00% 2 252,937.08 0.14%
NEVADA
24 6,076,222.29 1.59% 15 3,932,550.82 2.02% 9 2,143,671.47 1.15%
NEW HAMPSHIRE
8 1,586,571.71 0.42% 4 872,306.70 0.45% 4 714,265.01 0.38%
NEW JERSEY
27 6,228,207.69 1.63% 22 4,634,654.85 2.38% 5 1,593,552.84 0.86%
NEW MEXICO
5 557,236.53 0.15% 3 355,151.71 0.18% 2 202,084.82 0.11%
NEW YORK
60 21,166,475.71 5.55% 28 8,146,934.33 4.18% 32 13,019,541.38 6.99%
NORTH CAROLINA
25 3,543,226.43 0.93% 13 1,314,309.41 0.67% 12 2,228,917.02 1.20%
NORTH DAKOTA
1 78,575.35 0.02% 1 78,575.35 0.04% 0 0.00 0.00%
OHIO
41 5,464,503.76 1.43% 29 4,291,480.15 2.20% 12 1,173,023.61 0.63%
OKLAHOMA
13 1,797,218.75 0.47% 3 272,640.45 0.14% 10 1,524,578.30 0.82%
OREGON
12 2,913,450.55 0.76% 8 1,673,649.42 0.86% 4 1,239,801.13 0.67%
PENNSYLVANIA
61 8,967,579.54 2.35% 36 4,860,934.05 2.49% 25 4,106,645.49 2.21%
RHODE ISLAND
9 1,955,376.70 0.51% 6 1,217,874.58 0.62% 3 737,502.12 0.40%
SOUTH CAROLINA
15 2,757,420.97 0.72% 4 561,762.43 0.29% 11 2,195,658.54 1.18%
SOUTH DAKOTA
1 87,257.39 0.02% 1 87,257.39 0.04% 0 0.00 0.00%
TENNESSEE
50 7,272,367.88 1.91% 34 4,951,678.72 2.54% 16 2,320,689.16 1.25%
TEXAS
51 8,407,875.84 2.21% 22 3,502,696.87 1.80% 29 4,905,178.97 2.63%
UTAH
16 2,315,462.41 0.61% 11 1,519,410.83 0.78% 5 796,051.58 0.43%
VERMONT
1 74,820.04 0.02% 1 74,820.04 0.04% 0 0.00 0.00%
VIRGINIA
97 21,399,312.64 5.61% 58 12,064,699.43 6.19% 39 9,334,613.21 5.01%
WASHINGTON
34 8,039,614.51 2.11% 19 4,037,041.02 2.07% 15 4,002,573.49 2.15%
WEST VIRGINIA
4 494,310.41 0.13% 3 412,497.30 0.21% 1 81,813.11 0.04%
WISCONSIN
26 3,783,827.81 0.99% 21 3,003,378.08 1.54% 5 780,449.73 0.42%
Total
1,724
381,207,702.72
100.00%
983
195,026,668.77
100.00%
741
186,181,033.95
100.00%
Geographic Distribution by State
State

Distribution Date: Nov 27, 2006
MORTGAGE LOAN CHARACTERISTICS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
0
4
8
12
16
20
24
CALIFORNIA
FLORIDA
MARYLAND
ARIZONA
VIRGINIA
ILLINOIS
MASSACHUSETTS
NEW YORK
CONNECTICUT
TENNESSEE
PENNSYLVANIA
NEW JERSEY
OHIO
COLORADO
WASHINGTON
NEVADA
MINNESOTA
TEXAS
GEORGIA
WISCONSIN
MICHIGAN
INDIANA
MISSOURI
OREGON
UTAH
NORTH CAROLINA
KENTUCKY
RHODE ISLAND
DELAWARE
NEW HAMPSHIRE
ALABAMA
LOUISIANA
SOUTH CAROLINA
MAINE
IDAHO
KANSAS
WEST VIRGINIA
ARKANSAS
NEW MEXICO
IOWA
OKLAHOMA
MONTANA
MISSISSIPPI
ALASKA
SOUTH DAKOTA
NORTH DAKOTA
VERMONT
%
Collateral Balance Distribution by State
GROUP 1
0
5
10
15
20
25
30
35
CALIFORNIA
FLORIDA
NEW YORK
MARYLAND
VIRGINIA
ARIZONA
GEORGIA
TEXAS
PENNSYLVANIA
WASHINGTON
ILLINOIS
CONNECTICUT
TENNESSEE
NORTH CAROLINA
COLORADO
SOUTH CAROLINA
INDIANA
NEVADA
MINNESOTA
MISSOURI
NEW JERSEY
OKLAHOMA
LOUISIANA
ALABAMA
OREGON
IDAHO
OHIO
KENTUCKY
MICHIGAN
UTAH
WISCONSIN
RHODE ISLAND
NEW HAMPSHIRE
IOWA
MASSACHUSETTS
DISTRICT OF
COLUMBIA
MONTANA
MAINE
MISSISSIPPI
HAWAII
NEBRASKA
ARKANSAS
DELAWARE
NEW MEXICO
WEST VIRGINIA
KANSAS
%
Collateral Balance Distribution by State
GROUP 2

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
1,696
374,591,819.15
98.34%
374,719,646.15
15
4,223,467.29
1.11%
4,226,966.95
10
2,008,938.55
0.53%
2,011,341.96
1
75,869.27
0.02%
76,000.00
0
0.00
0.00%
0.00
1,722
380,900,094.26
381,033,955.06
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
2
307,608.46
100.00%
307,740.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
307,608.46
307,740.89
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
1,696
374,591,819.15
98.26%
374,719,646.15
17
4,531,075.75
1.19%
4,534,707.84
10
2,008,938.55
0.53%
2,011,341.96
1
75,869.27
0.02%
76,000.00
0
0.00
0.00%
0.00
1,724
381,207,702.72
100.00%
381,341,695.95
All Groups
Current
30 - 59
days
60 - 89
days
90 - 120
days
Current 98.3%
30 - 59 days 1.2%
60 - 89 days 0.5%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
968
192,074,641.28
98.49%
192,149,635.65
8
1,928,996.03
0.99%
1,930,050.65
6
947,162.19
0.49%
949,221.25
1
75,869.27
0.04%
76,000.00
0
0.00
0.00%
0.00
983
195,026,668.77
195,104,907.55
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
968
192,074,641.28
98.49%
192,149,635.65
8
1,928,996.03
0.99%
1,930,050.65
6
947,162.19
0.49%
949,221.25
1
75,869.27
0.04%
76,000.00
0
0.00
0.00%
0.00
983
195,026,668.77
100.00%
195,104,907.55
Group 1
Current
30 - 59 days
60 - 89 days
90 - 120 days
Current 98.5%
30 - 59 days 1.0%
60 - 89 days 0.5%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Current
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage
Actual Bal
728
182,517,177.87
98.19%
182,570,010.50
7
2,294,471.26
1.23%
2,296,916.30
4
1,061,776.36
0.57%
1,062,120.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
739
185,873,425.49
185,929,047.51
Bankruptcy
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
2
307,608.46
100.00%
307,740.89
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
2
307,608.46
307,740.89
Foreclosure
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
REO
Loan Count
Sched Bal
Percentage
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00
TOTAL
Loan Count
Sched Bal
Percentage
Actual Bal
728
182,517,177.87
98.03%
182,570,010.50
9
2,602,079.72
1.40%
2,604,657.19
4
1,061,776.36
0.57%
1,062,120.71
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
741
186,181,033.95
100.00%
186,236,788.40
Group 2
Current
30 - 59 days
60 - 89 days
Current 98.0%
30 - 59 days 1.4%
60 - 89 days 0.6%
90 - 120 days 0.0%
120 + days 0.0%
Total: 100.0%

Distribution Date: Nov 27, 2006
DELINQUENCY SUMMARY REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
15 4,223,467.29 66.95% 10 2,008,938.55 31.85% 1 75,869.27 1.20% 0 0.00 0.00%
26
6,308,275.11
Bankruptcy
2 307,608.46 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
307,608.46
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
17
4,531,075.75
68.49%
10
2,008,938.55
30.37%
1
75,869.27
1.15%
0
0.00
0.00%
28
6,615,883.57
100.00%
All Groups
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
8 1,928,996.03 65.34% 6 947,162.19 32.09% 1 75,869.27 2.57% 0 0.00 0.00%
15
2,952,027.49
Bankruptcy
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
8
1,928,996.03
65.34%
6
947,162.19
32.09%
1
75,869.27
2.57%
0
0.00
0.00%
15
2,952,027.49
100.00%
Group 1
30 - 59 days
60 - 89 days
90 - 120 days
120 + days
TOTAL
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Count
Balance ($)
% of Bal
Delinquent
7 2,294,471.26 68.36% 4 1,061,776.36 31.64% 0 0.00 0.00% 0 0.00 0.00%
11
3,356,247.62
Bankruptcy
2 307,608.46 100.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
2
307,608.46
Foreclosure
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
REO
0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00% 0 0.00 0.00%
0
0.00
TOTAL
9
2,602,079.72
71.02%
4
1,061,776.36
28.98%
0
0.00
0.00%
0
0.00
0.00%
13
3,663,856.08
100.00%
Group 2
29.16
14.32
1.15
0.00
39.33
16.05
0.00
0.00
120 + days
90 - 120 days
60 - 89 days
30 - 59 days
0
5
10
15
20
25
30
35
40
Group 1
Group 2
0
5
10
15
20
25
30
35
40
%
%
Distribution of Delinquencies By Group and Days. (total 100%)
44.62
0.00
0.00
0.00
50.73
4.65
0.00
0.00
REO
Foreclosure
Bankruptcy
Delinquent
0
10
20
30
40
50
60
Group 1
Group 2
0
10
20
30
40
50
60
%
%
Distribution of Delinquencies By Group and Status Type. (total 100%)

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
13 2,486,650.15 17 4,531,075.75
60 - 89 days
3 803,583.54 10 2,008,938.55
90 - 120 days
0 0.00 1 75,869.27
Bankruptcy
0 0.00 2 307,608.46
All Groups
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
Balance ($)
90 - 120 days
0.00M
1.00M
2.00M
3.00M
4.00M
5.00M
6.00M
7.00M
8.00M
9.00M
10.00M
11
/1
/2
00
6
Balance ($)
Bankruptcy

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
6 947,682.33 8 1,928,996.03
60 - 89 days
2 375,583.54 6 947,162.19
90 - 120 days
0 0.00 1 75,869.27
Group 1
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
11
/1
/2
00
6
Balance ($)
90 - 120 days

Distribution Date: Nov 27, 2006
DELINQUENCY HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
October 2006
November 2006
Count
Balance ($)
Count
Balance ($)
30 - 59 days
7 1,538,967.82 9 2,602,079.72
60 - 89 days
1 428,000.00 4 1,061,776.36
Bankruptcy
0 0.00 2 307,608.46
Group 2
* Delinquency counts and amounts include loans in Bankruptcy, Forclosure and REO's
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
30 - 59 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
11
/1
/2
00
6
Balance ($)
60 - 89 days
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
11
/1
/2
00
6
Balance ($)
Bankrupcty

Distribution Date: Nov 27, 2006
CPR/CDR HISTORY REPORT - SIX MONTHS
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Group 1
Group 2
Total
Current
15.64%
2,783,072.95
15.76%
2,680,518.19
15.70%
5,463,591.14
Life CPR
13.16% 10.58% 11.91%
Voluntary Constant Prepayment Rates (CPR)
Group 1
Group 2
Total
Current
0.00%
0.00
0.00%
0.00
0.00%
0.00
Life CDR
0.00% 0.00% 0.00%
Constant Default Rates (CDR)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CPR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)
0.00%
10.00%
20.00%
30.00%
40.00%
50.00%
60.00%
70.00%
80.00%
90.00%
100.00%
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Group 2
Total
Percentage
Current CDR
0M
1M
2M
3M
4M
5M
6M
7M
8M
9M
10M
10
/1
/2
00
6
11
/1
/2
00
6
Group 1
Group 2
Total
Amount ($)

Distribution Date: Nov 27, 2006
BANKRUPTCY LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Bankruptcy
Count
Balance ($)
%
GROUP 2
2 307,608.46 100.00%
TOTAL:
2
307,608.46
100.00%
GROUP 2
GROUP 2 100.0%
Total:
100.0%
GROUP 2
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
121051085 223,200.00 223,200.00 8.24% 09/01/2006 360
204070454 85,000.00 84,408.46 9.70% 09/01/2006 360
Total:
2
307,608.46
308,200.00

Distribution Date: Nov 27, 2006
FORECLOSURE LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
Total:

Distribution Date: Nov 27, 2006
REO LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
# None #
Next Due Date
Rate %
Ending Balance
Original Balance
Loan Number
Orig Term
New REO?
Book Value
Total:

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
Count
Original
Balance
Prepayment
Liquidation
Group
Begin Balance
GROUP 1
13 2,782,750.00 2,774,432.18 0.00 197,902,604.14
GROUP 2
12 2,656,075.00 2,652,346.25 0.00 188,929,619.97
TOTAL:
25
5,438,825.00
5,426,778.43
0.00
1.40%
98.60%
1
1.40%
98.60%
2
Prepayment Liquidation Beginning Balance
GROUP 1
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121044218 284,000.00 283,279.79 283,133.58 0.00 0.00 0.00 Voluntary PIF
10/31/2006
146.21 6.000%
1,887.59
121045966 252,000.00 251,998.83 251,998.83 0.00 0.00 0.00 Voluntary PIF
10/30/2006
0.00 8.490%
0.00
121089860 498,750.00 497,991.93 497,991.93 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.500%
0.00
121089871 215,000.00 214,208.62 214,008.11 0.00 0.00 0.00 Voluntary PIF
10/31/2006
200.51 6.450%
0.00
121106304 177,500.00 176,954.46 176,843.06 0.00 0.00 0.00 Voluntary PIF
10/31/2006
111.40 8.500%
0.00
121106473 140,000.00 137,905.01 137,477.86 0.00 0.00 0.00 Voluntary PIF
10/31/2006
427.15 7.750%
4,258.82
121106560 69,000.00 68,862.62 68,827.59 0.00 0.00 0.00 Voluntary PIF
10/31/2006
35.03 9.500%
688.63
121147397 102,150.00 102,037.74 101,980.98 0.00 0.00 0.00 Voluntary PIF
10/31/2006
56.76 8.990%
0.00
121148749 327,200.00 327,200.00 327,200.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 7.620%
9,973.06
121149008 120,400.00 120,273.90 120,210.12 0.00 0.00 0.00 Voluntary PIF
10/18/2006
63.78 9.220%
0.00
121149424 200,000.00 199,484.91 199,225.19 0.00 0.00 0.00 Voluntary PIF
10/30/2006
259.72 6.750%
3,366.31
121149777 257,250.00 256,534.64 256,298.21 0.00 0.00 0.00 Voluntary PIF
10/31/2006
236.43 6.500%
1,850.13
121156003 139,500.00 139,325.09 139,236.72 0.00 0.00 0.00 Voluntary PIF
10/31/2006
88.37 8.350%
0.00
Total:
13
2,782,750.00
2,776,057.54
1,625.36
2,774,432.18
0.00
0.00
0.00
22,024.54
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121021214 75,000.00 74,636.99 74,583.75 0.00 0.00 0.00 Voluntary PIF
10/16/2006
53.24 7.950%
0.00
121044116 251,920.00 251,903.44 251,903.44 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.230%
0.00
121051909 288,000.00 288,000.00 288,000.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 9.125%
0.00
121074667 300,950.00 300,950.00 300,950.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 8.250%
15,047.50
121088196 68,000.00 67,815.28 67,768.33 0.00 0.00 0.00 Voluntary PIF
10/31/2006
46.95 7.990%
601.23

Distribution Date: Nov 27, 2006
PREPAYMENT & LIQUIDATION LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
GROUP 2
Prepayment
Scheduled
Principal
Beginning
Balance
Original
Balance
Loan Num
Liquidation
Proceeds
Loss
Add'l Loss
Payoff Desc
Paid Off
Date
Add'l Loss
Date
Loan Rate
Loss
Severity
Prepayment
Penalty
121091117 510,300.00 508,881.36 508,520.86 0.00 0.00 0.00 Voluntary PIF
10/31/2006
360.50 7.875%
4,446.51
121096003 101,000.00 100,657.66 100,570.84 0.00 0.00 0.00 Voluntary PIF
10/25/2006
86.82 6.875%
3,471.88
121107404 465,000.00 464,999.99 464,999.99 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 7.350%
0.00
121148668 404,955.00 404,955.00 404,955.00 0.00 0.00 0.00 Voluntary PIF
10/31/2006
0.00 7.400%
0.00
121149791 68,250.00 68,077.64 68,033.80 0.00 0.00 0.00 Voluntary PIF
10/31/2006
43.84 8.350%
3,412.50
121167537 67,450.00 67,046.64 66,843.03 0.00 0.00 0.00 Voluntary PIF
10/31/2006
203.61 7.650%
670.47
121191905 55,250.00 55,250.00 55,217.21 0.00 0.00 0.00 Voluntary PIF
10/31/2006
32.79 8.600%
0.00
Total:
12
2,656,075.00
2,653,174.00
827.75
2,652,346.25
0.00
0.00
0.00
27,650.09

Distribution Date: Nov 27, 2006
MATERIAL MODIFICATIONS, EXTENSIONS, WAIVERS LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #

Distribution Date: Nov 27, 2006
MATERIAL BREACHES LOAN DETAIL REPORT
Contact:
Specialty Underwriting And Residential Finance Trust Mortgage Loan Asset-Backed Certificates, Series
2006-AB3
Derek Klein
Account Administrator
651-495-3849
derek.klein@usbank.com
#
U.S. Bank National Association in its respective capacity under the transaction documents is not aware of any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments #